Operating Leases (Details) - Schedule of Operating Lease Liabilities	Dec. 31, 2023 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
2024	¥ 3,605,781
2025	1,194,360
2026	1,194,360
2027	1,197,632
2028	602,088
Total lease payments	7,794,221
Less: imputed interest	(583,797)
Total lease liabilities	¥ 7,210,424